Financial risk management (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of maturity analysis for non-derivative financial liabilities
The table below analyses the Group’s non-derivative financial liabilities into relevant maturity grouping based on the remaining period at each statement of financial position date to the contractual maturity date. The amounts disclosed in the table has been drawn up based on the undiscounted cash flows of financial liabilities based on the earliest date on which the Group can be required to pay.

	Less than 1 year	Between 1 and 2 years	Between 2 and 5 years	Total	Carrying amount
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
At December 31, 2020
Other payables and accruals (excluding Employee benefit payables and taxes payables)	14,580	—	—	14,580	14,580
Lease liabilities	5,005	4,117	11,321	20,443	18,606

	19,585	4,117	11,321	35,023	33,186

At December 31, 2021
Trade payables	437	—	—	437	437
Other payables and accruals (excluding Employee benefit payables and taxes payables)	52,009	—	—	52,009	52,009
Lease liabilities	8,265	6,191	7,204	21,660	20,457

	60,711	6,191	7,204	74,106	72,903

Summary of analysis of net debt

	Year ended December 31,
	2020	2021
	RMB’000	RMB’000
Lease liabilities – repayable within one year	(4,216)	(8,061)
Lease liabilities – repayable after one year	(14,390)	(12,396)
Cash and cash equivalents	3,665	8,726

Net debt	(14,941)	(11,731)

Summary of reconciliation of liabilities arising from financing activities explanatory

	Cash and cash equivalents	Lease liabilities	Total
	RMB’000	RMB’000	RMB’000

Net debt as at January 1, 2020	2,124	(3,741)	(1,617)

Cash flows	1,541	4,145	5,686
Lease	—	(19,010)	(19,010)

Net debt as at December 31, 2020	3,665	(18,606)	(14,941)

Cash flows	5,061	6,913	11,974
Lease	—	(8,764)	(8,764)

Net debt as at December 31, 2021	8,726	(20,457)	(11,731)

F-66

Summary of fair value of financial instruments
The following table presents the Gr
o
up’s financial instruments that are measured at fair value at each statement of financial position date:

	Level 3	Total
	RMB’000	RMB’000
Recurring fair value measurements
At December 31, 2021

Financial asset at fair value through profit or loss	5,000	5,000

Summary of significant unobservable inputs used in fair value measurement of assets
The following table summarizes the quantitative information about the significant unobservable inputs used in recurring level 3 fair value measurements.

	Fair values as of December 31,		Unobservable inputs	Change of inputs at December 31,		Relationship of unobservable inputs to fair value
	2020	2021		2020	2021
Description	RMB’000	RMB’000

Investments in unlisted companies	—	5,000	Expected volatility	—	51%	The higher the expected volatility, the lower the fair value
			Discount for lack of marketability (“DLOM”)	—	19%	The higher the DLOM, the lower the fair value